Segment Information - Schedule of Reconciles Segment Profit or Loss to Consolidated Net Income (Loss) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Segment Profit or Loss to Consolidated Net Income (Loss) [Abstract]
Interest income		$ 932,371	$ 11,541
Gain on contribution to AirJoule, LLC		333,500,000
Net change in fair value of liabilities		31,536,000
Other income		2,217,690
Less:
General and administrative		9,042,150	7,540,702
Research and development		2,020,388	3,305,612
Transaction costs incurred in connection with business combination		54,693,103
Income tax expense		81,256,047
Other segment items	[1]	5,478,811	544,343
Segment net income (loss)		215,695,562	(11,379,116)
Reconciliation of profit or loss
Adjustments and reconciling items
Consolidated net income (loss)		$ 215,695,562	$ (11,379,116)

[1]	Other segment items included in segment net income (loss) include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC